Reinsurance Assets - Summary of Reinsurance Assets Relating to Life Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 20,253
Ending balance	18,910	€ 20,253
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	18,464	18,082
Gross premium and deposits - existing and new business	2,080	2,170
Unwind of discount / interest credited	839	887
Insurance liabilities released	(2,529)	(2,968)
Fund charges released	(103)	(85)
Changes to valuation of expected future benefits	195	(16)
Net exchange differences	(1,536)	357
Transfer to/from insurance contracts	8	22
Other movements	4	16
Ending balance	17,421	18,464
Life insurance for account of policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance		2
Disposal of a business		(2)
Insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	18,464	18,084
Gross premium and deposits - existing and new business	2,080	2,170
Unwind of discount / interest credited	839	887
Insurance liabilities released	(2,529)	(2,968)
Fund charges released	(103)	(85)
Changes to valuation of expected future benefits	195	(16)
Net exchange differences	(1,536)	357
Disposal of a business		(2)
Transfer to/from insurance contracts	8	22
Other movements	4	16
Ending balance	€ 17,421	€ 18,464